Supplementary Financial Statement Information (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Property and equipment	$ 43,059	$ 29,182
Europe [Member]
Disclosure of geographical areas [line items]
Property and equipment	1,828	1,307
Other [Member]
Disclosure of geographical areas [line items]
Property and equipment	7,811	1,159
Israel [Member]
Disclosure of geographical areas [line items]
Property and equipment	28,446	22,401
United States [Member]
Disclosure of geographical areas [line items]
Property and equipment	4,709	4,033
Japan [Member]
Disclosure of geographical areas [line items]
Property and equipment	$ 265	$ 282